Cover	Apr. 22, 2026	Oct. 10, 2025
Document Information [Line Items]
Entity Central Index Key		0001766478
Amendment Flag		false
Document Type		8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name		Angel Oak Mortgage REIT, Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-40495
Entity Tax Identification Number		37-1892154
Entity Address, Address Line One		980 Hammond Drive
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30328
City Area Code		404
Local Phone Number		953-4900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock
Document Information [Line Items]
Title of 12(b) Security		Common stock, $0.01 par value per share
Trading Symbol		AOMR
Security Exchange Name		NYSE
9.500% Senior Notes Due 2029
Document Information [Line Items]
Title of 12(b) Security		9.500% Senior Notes due 2029
Trading Symbol		AOMN
Security Exchange Name		NYSE
9.750% Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security		9.750% Senior Notes due 2030
Trading Symbol		AOMD
Security Exchange Name		NYSE